TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Additional Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 9,950,233	S/ 8,452,671
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	8,457,046	7,062,380
Claims incurred but not reported	393,400	314,500
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,241,717	1,156,368
Claims incurred but not reported	24,300	16,700
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	251,470	233,923
Claims incurred but not reported	63,500	50,200
Mathematic reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 5,961,000	S/ 4,073,300